Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-Accounted Associates (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of associates [line items]
Net income	$ 117	$ 79
Associates [member]
Disclosure of associates [line items]
Net income	11	11
Total comprehensive income	$ 11	$ 11